Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,414,500.00
Total Fee Amount	2,681.14
Total Offset Amount	0.00
Net Fee	$ 2,681.14
Offering Table N/A
Offset Table N/A	N/A